As filed with the Securities and Exchange Commission on May 30, 2007

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM N-Q


       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY



                 Investment Company Act file number 811-08043


          -----------------------------------------------------------


                              THE BERKSHIRE FUNDS
              (Exact name of registrant as specified in charter)

                          475 Milan Drive, Suite #103
                            San Jose, CA 95134-2453
               (Address of principal executive offices)(Zip code)


          -----------------------------------------------------------


                              MALCOLM R. FOBES III
                              The Berkshire Funds
                          475 Milan Drive, Suite #103
                           San Jose, CA  95134-2453
                   (Name and address of agent for service)


                                1-408-526-0707
              Registrant's telephone number, including area code


          -----------------------------------------------------------


Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS


                                      *
                       -------------------------------
               SCHEDULE OF INVESTMENTS - BERKSHIRE FOCUS FUND
                          March 31, 2007 (unaudited)

Shares                                                         Value

            COMMON STOCKS - 96.19%                       $ 11,707,233
            =========================================================
            (Cost $12,050,938)


            COMMUNICATION SERVICES - 9.73%                  1,183,838
            ---------------------------------------------------------
 97,410     Level 3 Communications, Inc.*                     594,201
  4,320     Research In Motion Ltd.*                          589,637

            COMPUTER HARDWARE - 16.76%                      2,039,375
            ---------------------------------------------------------
 21,950     Apple Computer, Inc.*                           2,039,375

            COMPUTER PROGRAMMING SERVICES - 2.10%             255,983
            ---------------------------------------------------------
  2,900     Cognizant Technology Solutions Corp. (Class A)*   255,983

            INTERNET SOFTWARE & SERVICES - 41.70%           5,075,642
            ---------------------------------------------------------
 11,620     Akamai Technologies, Inc.*                        580,070
  6,025     Baidu.com, Inc. ADR*                              581,714
 53,590     CDC Corp. (Class A)*                              484,454
 24,235     eBay, Inc.*                                       803,390
  3,405     Google, Inc. (Class A)*                         1,560,035
  5,150     Salesforce.com, Inc.*                             220,523
 27,020     Yahoo! Inc.*                                      845,456

            NETWORKING & TELECOM EQUIPMENT - 3.90%            473,964
            ---------------------------------------------------------
 18,565     Cisco Systems, Inc.*                              473,964

            SEMICONDUCTORS - 17.34%                         2,110,966
            ---------------------------------------------------------
 24,070     Broadcom Corp. (Class A)*                         771,925
 38,300     Integrated Device Technology, Inc.*               590,586
 33,105     Marvell Technology Group Ltd.*                    556,495
  6,915     SiRF Technology Holdings, Inc.*                   191,960

            SOFTWARE - 4.66%                                  567,100
            ---------------------------------------------------------
     10     Citrix Systems, Inc.*                                 320
  8,500     F5 Networks, Inc.*                                566,780

            STORAGE DEVICES - 0.00%                               365
            ---------------------------------------------------------
     10     Network Appliance, Inc.*                              365

            EXCHANGE TRADED FUNDS - 3.06%                     373,054
            =========================================================
            (Cost $373,693)
    100     Internet HOLDRs Trust                               5,579
  8,365     Nasdaq-100 Trust, Series 1                        364,128
    100     Semiconductor HOLDRs Trust                          3,347

            CASH EQUIVALENT - 0.62%                            75,124
            =========================================================
            (Cost $75,124)
 75,124     First American Treasury Obligations Fund           75,124


            TOTAL INVESTMENT SECURITIES - 99.87%           12,155,411
            =========================================================
            (Cost $12,499,755)

            OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%      15,651
            ---------------------------------------------------------

            NET ASSETS - 100.00%                         $ 12,171,062
            =========================================================
            Equivalent to $7.62 per share


            *Non-income producing
            ADR  American Depositary Receipt


The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments                  $ 12,499,755
Gross unrealized appreciation             402,907
Gross unrealized depreciation            (747,251)
                                       ----------
Net unrealized depreciation          $   (344,344)


*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Regis-trant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30, 2007


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the fol-lowing person on behalf of the registrant and in the capacities and on the date indicated.

The Berkshire Funds

By: /s/ Malcolm R. Fobes III
        --------------------
        Malcolm R. Fobes III
        President, Treasurer and Chief Financial Officer

Date: May 30, 2007

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